Transactions with non interesting - Non interesting interests and the impact (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total impact of transactions with non-controlling interests	¥ 1,434	¥ 2,635	¥ (7,824)
Reserves
Total impact of transactions with non-controlling interests	3,020	2,640	(5,248)
Non-controlling interests
Total impact of transactions with non-controlling interests	(1,740)	(5)	(2,576)
Huizhou Pengai
Acquisition of additional interests in subsidiaries	(360)
Huizhou Pengai | Reserves
Acquisition of additional interests in subsidiaries	(220)
Huizhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(140)
Changsha Pengai
Acquisition of additional interests in subsidiaries	(315)		(1,050)
Disposal of interests in subsidiaries without loss of control	1,575
Changsha Pengai | Reserves
Acquisition of additional interests in subsidiaries	(715)		(539)
Disposal of interests in subsidiaries without loss of control	3,575
Changsha Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	400		(511)
Disposal of interests in subsidiaries without loss of control	¥ (2,000)
Chongqing Pengai
Acquisition of additional interests in subsidiaries			(1,250)
Chongqing Pengai | Reserves
Acquisition of additional interests in subsidiaries			(867)
Chongqing Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries			(383)
Guangzhou Pengai
Acquisition of additional interests in subsidiaries			(3,008)
Disposal of interests in subsidiaries without loss of control		2,760	940
Guangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries			(1,946)
Disposal of interests in subsidiaries without loss of control		2,613	642
Guangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries			(1,062)
Disposal of interests in subsidiaries without loss of control		147	298
Hangzhou Pengai
Acquisition of additional interests in subsidiaries			(4,906)
Hangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries			(2,389)
Hangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries			(2,517)
Nanchang Pengai
Disposal of interests in subsidiaries without loss of control			950
Nanchang Pengai | Reserves
Disposal of interests in subsidiaries without loss of control			(161)
Nanchang Pengai | Non-controlling interests
Disposal of interests in subsidiaries without loss of control			1,111
Yantai Pengai Jiayan
Disposal of interests in subsidiaries without loss of control			500
Yantai Pengai Jiayan | Reserves
Disposal of interests in subsidiaries without loss of control			12
Yantai Pengai Jiayan | Non-controlling interests
Disposal of interests in subsidiaries without loss of control			¥ 488
Shanghai Pengai
Acquisition of additional interests in subsidiaries		(125)
Shanghai Pengai | Reserves
Acquisition of additional interests in subsidiaries		92
Shanghai Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(217)
Shanghai Jiahong | Reserves
Disposal of interests in subsidiaries without loss of control		(65)
Shanghai Jiahong | Non-controlling interests
Disposal of interests in subsidiaries without loss of control		¥ 65